Commitments and Contingencies - Summary of Changes in Product Warranty Reserves (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 6,811	$ 2,057	$ 0
Warranties issued during the period	2,902	7,866	2,057
Settlements made during the period	(3,507)	(3,111)	0
Changes in liability for pre-existing warranties	(783)	(1)	0
Balance at end of period	$ 5,423	$ 6,811	$ 2,057